Financial - risk management objectives and policies - Credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Trade receivables	$ 181,968	$ 226,112
Trade receivables	$ 159,840	$ 204,096
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ (31,845)	$ (32,022)
Other receivables	183,054	182,137
Other Receivables	173,337	172,131
Total trade and other receivables	365,022	408,249
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 29,042	$ 16,400
Expected credit loss rate	4.77%	8.44%
Expected credit loss	$ (1,384)	$ (1,384)
Other receivables	34,185	43,311
Other Receivables	32,801	41,927
Total trade and other receivables	27,658	15,016
Current [member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 159,840	$ 204,096
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Other receivables	172,116	125,409
Total trade and other receivables	331,956	329,505
Not later than one month [member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Other receivables	0	42,390
Total trade and other receivables	0	42,390
Not later than one month [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	21,274	5,047
Total trade and other receivables	21,274	5,047
Later than one month and not later than three months [member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Other receivables	1,221	4,332
Total trade and other receivables	1,221	4,332
Later than one month and not later than three months [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	2,797	7,976
Total trade and other receivables	2,797	7,976
Later than three months [member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 22,128	$ 22,016
Expected credit loss rate	100.00%	100.00%
Expected credit loss	$ (31,845)	$ (32,022)
Other receivables	9,717	10,006
Total trade and other receivables	31,845	32,022
Later than three months [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 4,971	$ 3,377
Expected credit loss rate	27.84%	40.98%
Expected credit loss	$ (1,384)	$ (1,384)
Total trade and other receivables	$ 3,587	$ 1,993